Property, plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

6. Property, plant and equipment

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Building and land	5,119,699	5,119,699	3,890,970
Furniture and fixtures	4,053	4,053	3,080
Motor vehicles	572,434	572,434	435,050
Electronic equipment	187,767	187,767	142,703
Machinery	33,993	33,993	25,835
Renovation	47,360	47,360	35,994
Forklift	69,000	69,000	52,440
Subtotal	6,034,306	6,034,306	4,586,072
Less: accumulated depreciation and amortization	(2,437,162)	(2,522,145)	(1,916,830)
Property and Equipment, net	3,597,144	3,512,161	2,669,242

Depreciation expenses of property and equipment totaled SGD 83,195 and SGD 84,983 (USD 64,587) for the six months ended June 30, 2024 and 2025, respectively.

6. Property, plant and equipment, net

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Building and land	5,119,699	5,119,699	3,839,774
Furniture and fixtures	4,053	4,053	3,040
Motor vehicles	602,111	572,434	429,326
Electronic equipment	182,800	187,767	140,824
Machinery	33,993	33,993	25,495
Renovation	47,360	47,360	35,520
Forklift	69,000	69,000	51,750
Subtotal	6,059,016	6,034,306	4,525,729
Less: accumulated depreciation and amortization	(2,366,667)	(2,437,162)	(1,827,871)
Property and Equipment, net	3,692,349	3,597,144	2,697,858

Depreciation expenses of property and equipment totaled SGD146,709, SGD161,711 and SGD170,344 (USD 127,758) for the years ended December 31, 2022, 2023 and 2024, respectively.